Finance income and costs (Tables)	12 Months Ended
Mar. 31, 2020
Analysis of income and expense [abstract]
Schedule of finance income and costs

		2020	2019	2018
	Notes	£m	£m	£m
Finance income
Interest income on financial instruments:
Bank deposits and other financial assets		48	54	54
Dividends received on equities held at fair value through other comprehensive income		2	2	—
Gains on disposal of available-for-sale investments		—	—	73
Other income		20	17	—
		70	73	127
Finance costs
Net interest on pensions and other post-retirement benefit obligations	25	(23)	(22)	(65)
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts		(73)	(72)	(87)
Other borrowings¹		(997)	(970)	(1,030)
Interest expense on financial liabilities held at fair value through profit and loss		(22)	(20)	—
Derivatives		(39)	(43)	12
Unwinding of discount on provisions	26	(77)	(74)	(75)
Other interest		(10)	—	(11)
Less: interest capitalised²		122	135	128
		(1,119)	(1,066)	(1,128)
Remeasurements – Finance income
Net (losses)/gains on financial assets held at fair value through profit and loss		(16)	15	—
		(16)	15	—
Remeasurements – Finance costs
Net losses on financial liabilities held at fair value through profit and loss		(49)	(51)	—
Net (losses)/gains on financing derivatives³:
Derivatives designated as hedges for hedge accounting		(13)	(37)	49
Derivatives not designated as hedges for hedge accounting		14	(3)	70
		(48)	(91)	119
Total remeasurements – Finance income and costs		(64)	(76)	119

Finance income		54	88	127
Finance costs		(1,167)	(1,157)	(1,009)

Net finance costs from continuing operations		(1,113)	(1,069)	(882)

1.	Includes interest expense on lease liabilities (see note 13 for details).

2.
Interest on funding attributable to assets in the course of construction in the current year was capitalised at a rate of 3.6% (2019: 3.9%; 2018: 4.1%). In the UK, capitalised interest qualifies for a current year tax deduction with tax relief claimed of £15 million (2019: £19 million; 2018: £20 million). In the US, capitalised interest is added to the cost of plant and qualifies for tax depreciation allowances.

3.
Includes a net foreign exchange gain on financing activities of £66 million (2019: £264 million gain; 2018: £314 million loss) offset by foreign exchange losses and gains on financing derivatives measured at fair value.